Shareholder Fees {- Fidelity® International Capital Appreciation Fund}	Dec. 30, 2020 USD ($)
10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 | Fidelity® International Capital Appreciation Fund
Shareholder Fees:
(fees paid directly from your investment)	none